Share of net profit - Equity method (Details) - EUR (€) € in Thousands				3 Months Ended	12 Months Ended
	Jan. 15, 2024	Oct. 11, 2023	Sep. 29, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments accounted for using the equity method
General and administrative expenses					€ (15,839)	€ (13,837)	€ (12,912)
Net operating loss					(97,558)	(102,709)	(57,110)
Financial income					2,888	1,788	4,923
Financial expenses					(88,917)	(6,882)	(2,107)
Net financial income					(86,029)	(5,095)	2,816
Income tax					(313)	(607)	20
Net loss for the period					(184,212)	(110,426)	(54,274)
Exchange difference on translation of foreign operations					137	833	(107)
Items that will not be reclassified subsequently to profit or loss					(1)	(97)	425
Total comprehensive loss					(184,209)	(109,656)	€ (53,955)
Share of net loss - Equity method					€ (313)	€ (2,015)
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Share of net loss				€ (134)	€ (493)
Elimination of downstream sales				(1,881)	181
Share of net loss - Equity method				(2,015)	(313)
Hepalys Pharma, Inc
Investments accounted for using the equity method
General and administrative expenses					(3,292)
Net operating loss					(3,292)
Financial income					32
Financial expenses					(17)
Net financial income					15
Income tax					0
Net loss for the period				(879)	(3,277)	€ (879)
Exchange difference on translation of foreign operations				247	(920)
Items that will not be reclassified subsequently to profit or loss				247	(920)
Total comprehensive loss				€ (632)	€ (4,197)